Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
Other Current Assets

	2015 $	2014 $
Prepaid expenses	3,264	1,023
POS hardware	1,550	290
Deposits	1,389	175
Foreign exchange forward contracts	—	7
	6,203	1,495

As of December 31, 2015, the Company did not hold any foreign exchange forward contracts to convert USD into CAD. As of December 31, 2014, the Company held foreign exchange forward contracts to convert $6,000 USD into $6,974 CAD at exchange rates ranging from 1.1618 to 1.1630. These contracts expired between January 12, 2015 and March 11, 2015 and the fair value of these contracts as of December 31, 2014 was an asset of $7. During the years ended December 31, 2015, 2014, and 2013, the use of foreign exchange forward contracts resulted in net foreign exchange losses of nil, $368 and $489, respectively.